Leases - Summary Of Maturities Of Operating Lease Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Jan. 01, 2019
Lessee, Operating Lease, Liability, Payment, Due [Abstract]
2021	$ 561
2022	644
2023	671
2024	750
2025	772
Thereafter	4,146
Total lease payments	7,544
Less: imputed interest	(3,273)
Present value of operating lease liabilities	$ 4,271	$ 2,800